Accounting policies (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2018	Dec. 31, 2017		Jun. 30, 2020	Jun. 30, 2019
Disclosure of expected impact of initial application of new standards or interpretations
Profit before tax	£ 37,648	£ 37,813	[1]	£ 46,396	£ 54,938	[1]
Operating profit	43,994	42,176	[1]	57,868	60,084	[1]
Operating cash flows	£ (42,407)	(44,421)		72,375	(26,508)
Financing cash flows		£ (106)		£ (3,750)	£ (206)
Forecast
Disclosure of expected impact of initial application of new standards or interpretations
Right-of-use assets								£ 4,800
Forecast | Increase (decrease) due to application of IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations
Profit before tax							£ (100)
Adjusted EBITDA							1,400
Operating profit							1,400
Operating cash flows							1,300
Financing cash flows							£ (1,300)

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.